Finance Costs, Net and Other Financial Income (Expense) - Summary of Detailed Information about Finance Costs Net and Other Financial Income Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance costs, net
Interest expense	$ (9,326)	$ (7,466)	$ (4,468)
Accrued dividends - Series X	(2,367)	0	0
Other finance costs, net	(76)	(22)	365
Total	(11,769)	(7,488)	(4,103)
Other financial income (expense)
Foreign exchange differences	1,019	597	(112)
Other financial income	48	0	0
Total	$ 1,067	$ 597	$ (112)